BUSINESS SEGMENT INFORMATION (Details) $ in Millions		12 Months Ended
	Jan. 01, 2019 segment	Dec. 31, 2018 USD ($) region item segment	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Number of geographical selling regions | region		2
Number of global franchise divisions | item		3
Number of reportable segments | segment	3
Number of operating segments | segment		1	1
Revenue		$ 4,904	$ 4,765	$ 4,669
Unsatisfied performance obligation		0
Accrual for rebates		65	56
Revenue recognised, rebates		334
United Kingdom
Disclosure of operating segments [line items]
Revenue		211	222	266
United States of America
Disclosure of operating segments [line items]
Revenue		2,354	2,306	2,299
Established Markets
Disclosure of operating segments [line items]
Revenue		4,047	3,964	3,960
Emerging Markets
Disclosure of operating segments [line items]
Revenue		857	801	709
Reconstruction, Sports Medicine, Trauma and Other Surgical Businesses
Disclosure of operating segments [line items]
Revenue		3,629	3,509	3,436
Reconstruction, Sports Medicine, Trauma and Other Surgical Businesses | Established Markets
Disclosure of operating segments [line items]
Revenue		2,944	2,867	2,868
Reconstruction, Sports Medicine, Trauma and Other Surgical Businesses | Emerging Markets
Disclosure of operating segments [line items]
Revenue		685	642	568
Sports Medicine Joint Repair
Disclosure of operating segments [line items]
Revenue		697	627	587
Arthroscopic Enabling Technologies
Disclosure of operating segments [line items]
Revenue		600	615	631
Trauma & Extremities
Disclosure of operating segments [line items]
Revenue		493	495	475
Other Surgical Businesses
Disclosure of operating segments [line items]
Revenue		209	189	214
Knee Implants
Disclosure of operating segments [line items]
Revenue		1,017	984	932
Hip Implants
Disclosure of operating segments [line items]
Revenue		613	599	597
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue		1,275	1,256	1,233
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue		1,103	1,097	1,092
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue		172	159	141
Advanced Wound Care
Disclosure of operating segments [line items]
Revenue		740	720	719
Advanced Wound Bioactives
Disclosure of operating segments [line items]
Revenue		320	342	342
Advanced Wound Devices
Disclosure of operating segments [line items]
Revenue		$ 215	$ 194	$ 172